Cover Page	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39071
Entity Registrant Name	ADC Therapeutics SA
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Biopôle
Entity Address, Address Line Two	Route de la Corniche 3B
Entity Address, Postal Zip Code	1066
Entity Address, Country	CH
Entity Address, City or Town	Epalinges
Title of 12(b) Security	Common Shares, par value CHF 0.08 per share
Trading Symbol	ADCT
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	76,810,478
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0001771910
Entity Filer Category	Large Accelerated Filer
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	430 Mountain Avenue, 4th Floor
Entity Address, Postal Zip Code	07974
Entity Address, State or Province	NJ
Contact Personnel Name	Jennifer Creel
City Area Code	908
Local Phone Number	546-5556
Entity Address, City or Town	Murray Hill